Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2022
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2022
Prospectus Date	rr_ProspectusDate	Dec. 20, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A